[DECHERT LLP LETTERHEAD]

April 30, 2014

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Longleaf Partners Funds Trust
File Nos. 33-10472 and 811-04923

Dear Sir or Madam:

Included herewith for filing on behalf of Longleaf Partners Funds Trust (the “Trust”), pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”) is one copy of Post-Effective Amendment No. 46 to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The Amendment contains one prospectus and one statement of additional information for four series of the Trust.

Pursuant to Rule 485(b), the Trust has designated on the facing sheet to the Registration Statement that the Amendment become effective on May 1, 2014.

The undersigned hereby represents that the Amendment meets all of the requirements for effectiveness pursuant to Rule 485(b) under the 1933 Act. Please call me at (617) 728-7135 or John V. O’Hanlon at (617) 728-7111 with any comments or questions concerning this Amendment.

Very truly yours,

/s/ Jill R. Damon

Jill R. Damon

cc:	John V. O’Hanlon
Andrew R. McCarroll